UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments

March 31, 2009 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies—49.8%
AIM Diversified Dividend Fund	237,920		1,817,712
AIM Mid Cap Core Equity Fund	133,391		2,059,550
Allianz NFJ Dividend Value Fund	123,076		926,761
American Century Equity Income Fund	333,404		1,807,048
BB&T Equity Income Fund	377,225		3,474,247
BlackRock Equity Dividend Fund	173,677		2,045,911
Columbia Dividend Income Fund	335,176		3,019,931
Consumer Staples Select Sector SPDR Fund	52,125		1,099,838
Energy Select Sector SPDR Fund	45,100		1,914,946
Fairholme Fund	114,202		2,183,535
Financial Select Sector SPDR Fund	107,700		948,837
Hartford Capital Appreciation Fund	129,221		2,588,306
Health Care Select Sector SPDR Fund	76,950		1,862,960
Heartland Value Plus Fund	155,966		2,580,351
Ivy Asset Strategy Fund	95,085		1,777,133
Ivy Large Cap Growth Fund	52,561		457,807
Janus Adviser Forty Fund	59,553		1,296,476
Janus Adviser Mid Cap Value Fund	281,558		3,389,954
Materials Select Sector SPDR Trust	46,000		1,021,660
Nuveen Tradewinds Value Opportunities Fund	138,223		2,738,203
PowerShares QQQ	82,150		2,490,788
T. Rowe Price Small Cap Value Fund	31,289		621,717
Utilities Select Sector SPDR Fund	42,475		1,085,236

Total Registered Investment Companies	(Cost $ 57,643,703)		43,208,907

Money Market Registered Investment Companies—49.2%
The Flex-funds Money Market Fund—Institutional Class *	42,681,910		42,681,910

Total Money Market Registered Investment Companies	(Cost $ 42,681,910)		42,681,910

U.S. Government Obligations—0.9%
U.S. Treasury Bill, 0.18%, due 06/04/2009 **	800,000		799,727

Total U.S. Government Obligations	(Cost $ 799,744)		799,727

Total Investments—99.9%	(Cost $101,125,357	)(b)	86,690,544

Other Assets less Liabilities—0.1%			114,633

Total Net Assets—100.0%			86,805,177

Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	1,049		4,993
The Flex-funds Defensive Balanced Fund	524		3,951
The Flex-funds Dynamic Growth Fund	990		4,950
The Flex-funds Muirfield Fund	3,738		14,690
The Flex-funds Quantex Fund	2,169		20,844
The Flex-funds Total Return Utilities Fund	225		3,355

Total Trustee Deferred Compensation	(Cost $ 74,123)		52,783

Futures Contracts
	Short Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2009, notional value $3,576,600	18	(125,235)

Total Futures Contracts		(125,235)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements”—Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1—Quoted Prices	$85,890,817	$(125,235)
Level 2—Other Significant Observable Inputs	799,727	—
Level 3—Significant Unobservable Inputs	—	—
Total	$86,690,544	$(125,235)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $3,451,698. Cost for federal income tax purposes of $104,577,055 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$279,447
Unrealized depreciation.	(14,714,260)

Net unrealized appreciation (depreciation).	$(14,434,813)

*	Investment in affiliate.
**	Pledged as collateral on futures contracts.
***	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2009 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies—94.0%
AIM Diversified Dividend Fund	378,843		2,894,361
AIM Mid Cap Core Equity Fund	169,826		2,622,109
Allianz NFJ Dividend Value Fund	238,944		1,799,245
American Century Equity Income Fund	508,435		2,755,719
BB&T Equity Income Fund	455,598		4,196,056
BlackRock Equity Dividend Fund	210,618		2,481,080
Columbia Dividend Income Fund	410,708		3,700,478
DWS Large Cap Value Fund	81,147		979,442
Energy Select Sector SPDR Fund	71,400		3,031,644
Fairholme Fund	156,601		2,994,210
Financial Select Sector SPDR Fund	160,000		1,409,600
Hartford Capital Appreciation Fund	118,690		2,377,369
Health Care Select Sector SPDR Fund	129,325		3,130,958
Heartland Value Plus Fund	185,898		3,075,560
Ivy Asset Strategy Fund	135,130		2,525,581
Ivy Large Cap Growth Fund	153,893		1,340,411
Janus Adviser Forty Fund	86,849		1,890,695
Janus Adviser Mid Cap Value Fund	363,420		4,375,577
Materials Select Sector SPDR Trust	64,100		1,423,661
Nuveen Tradewinds Value Opportunities Fund	182,154		3,608,479
PowerShares QQQ	159,850		4,846,652
T. Rowe Price Small Cap Value Fund	69,907		1,389,044

Total Registered Investment Companies	(Cost $77,708,032)		58,847,931

Money Market Registered Investment Companies—4.7%
The Flex-funds Money Market Fund—Institutional Class *	2,959,216		2,959,216

Total Money Market Registered Investment Companies	(Cost $ 2,959,216)		2,959,216

U.S. Government Obligations—1.3%
U.S. Treasury Bill, 0.18%, due 06/04/2009 **	800,000		799,727

Total U.S. Government Obligations	(Cost $ 799,744)		799,727

Total Investments—100.0%	(Cost $81,466,992	)(b)	62,606,874

Other Assets less Liabilities—0.0%			23,443

Total Net Assets—100.0%			62,630,317

Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	686		3,265
The Flex-funds Defensive Balanced Fund	333		2,511
The Flex-funds Dynamic Growth Fund	368		1,840
The Flex-funds Muirfield Fund	1,303		5,121
The Flex-funds Quantex Fund	752		7,227
The Flex-funds Total Return Utilities Fund	93		1,387

Total Trustee Deferred Compensation	(Cost $ 29,069)		21,351

Futures Contracts
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2009, notional value $3,576,600	18	124,965

Total Futures Contracts		124,965

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements”—Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1—Quoted Prices	$61,807,147	$124,965
Level 2—Other Significant Observable Inputs	799,727	—
Level 3—Significant Unobservable Inputs	—	—
Total	$62,606,874	$124,965

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $6,360,177. Cost for federal income tax purposes of $87,827,169 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$401,593
Unrealized depreciation.	(19,261,711)

Net unrealized appreciation (depreciation).	$(18,860,118)

*	Investment in affiliate.
**	Pledged as collateral on futures contracts.
***	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2009 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies—89.5%
AIM Diversified Dividend Fund	113,012		863,415
AIM Mid Cap Core Equity Fund	50,402		778,203
Allianz NFJ Dividend Value Fund	63,645		479,249
American Century Equity Income Fund	142,677		773,310
BB&T Equity Income Fund	102,031		939,702
Columbia Dividend Income Fund	145,324		1,309,368
DWS Large Cap Value Fund	15,995		193,057
Energy Select Sector SPDR Fund	14,200		602,932
Fairholme Fund	44,959		859,625
Financial Select Sector SPDR Fund	77,000		678,370
Hartford Capital Appreciation Fund	30,602		612,964
Health Care Select Sector SPDR Fund	42,500		1,028,925
Heartland Value Plus Fund	56,289		931,264
iShares Russell Microcap Index Fund	10,625		279,756
Ivy Asset Strategy Fund	51,548		963,429
Ivy Large Cap Growth Fund	67,300		586,183
Janus Adviser Forty Fund	49,628		1,080,397
Janus Adviser Mid Cap Value	80,267		966,415
Materials Select Sector SPDR Trust	30,500		677,405
Nuveen Tradewinds Value Opportunities Fund	75,972		1,505,002
PowerShares QQQ	58,460		1,772,507
T. Rowe Price Small Cap Value Fund	16,383		325,523

Total Registered Investment Companies	(Cost $23,199,995)		18,207,001

Money Market Registered Investment Companies—8.9%
The Flex-funds Money Market Fund—Institutional Class *	1,812,250		1,812,250

Total Money Market Registered Investment Companies	(Cost $ 1,812,250)		1,812,250

U.S. Government Obligations—1.5%
U.S. Treasury Bill, 0.18%, due 06/04/2009 **	300,000		299,897

Total U.S. Government Obligations	(Cost $ 299,904)		299,897

Total Investments—99.9%	(Cost $25,312,149	)(b)	20,319,148

Other Assets less Liabilities—0.1%			24,075

Total Net Assets—100.0%			20,343,223

Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	479		2,280
The Flex-funds Defensive Balanced Fund	247		1,862
The Flex-funds Dynamic Growth Fund	282		1,410
The Flex-funds Muirfield Fund	1,011		3,973
The Flex-funds Quantex Fund	561		5,391
The Flex-funds Total Return Utilities Fund	69		1,029

Total Trustee Deferred Compensation	(Cost $ 23,095)		15,945

Futures Contracts
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2009, notional value $1,987,000	10	59,000

Total Futures Contracts		59,000

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements”—Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1—Quoted Prices	$20,019,251	$59,000
Level 2—Other Significant Observable Inputs	299,897	—
Level 3—Significant Unobservable Inputs	—	—
Total	$20,319,148	$59,000

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $1,467,437. Cost for federal income tax purposes of $26,779,586 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$206,866
Unrealized depreciation.	(5,199,867)

Net unrealized appreciation (depreciation).	$(4,993,001)

*	Investment in affiliate.
**	Pledged as collateral on futures contracts.
***	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2009 (unaudited)

The Defensive Balanced Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies—33.4%
AIM Diversified Dividend Fund	80,267		613,243
AIM Mid Cap Core Equity Fund	42,698		659,263
Allianz NFJ Dividend Value Fund	27,871		209,867
American Century Equity Income Fund	105,438		571,474
BB&T Equity Income Fund	100,999		930,199
BlackRock Equity Dividend Fund	51,020		601,020
Columbia Dividend Income Fund	97,445		877,979
Energy Select Sector SPDR Fund	14,800		628,408
Fairholme Fund	39,704		759,138
Financial Select Sector SPDR Fund	36,100		318,041
Hartford Capital Appreciation Fund	24,773		496,209
Health Care Select Sector SPDR Fund	23,325		564,698
Heartland Value Plus Fund	29,221		483,438
iShares iBoxx $ Investment Grade Corporate Bond Fund	4,950		465,894
Ivy Asset Strategy Fund	41,858		782,330
Janus Adviser Forty Fund	24,814		540,199
Janus Adviser Mid Cap Value Fund	77,840		937,192
Materials Select Sector SPDR Trust	12,700		282,067
Nuveen Tradewinds Value Opportunities Fund	37,462		742,121
PowerShares QQQ	19,350		586,692
T. Rowe Price Small Cap Value Fund	7,650		152,004

Total Registered Investment Companies	(Cost $14,792,683)		12,201,476

Money Market Registered Investment Companies—37.6%
The Flex-funds Money Market Fund—Institutional Class *	13,733,521		13,733,521

Total Money Market Registered Investment Companies	(Cost $13,733,521)		13,733,521

U.S. Government Obligations—28.9%
Federal National Mortgage Association, 3.50%, due 12/14/2011	500,000		500,045
Federal National Mortgage Association, 1.75%, due 02/06/2013	2,000,000		1,996,020
Federal National Mortgage Association, 6.15%, due 11/20/2026	1,000,000		998,850
Federal Farm Credit Note, 2.60%, due 01/28/2013	2,000,000		2,006,880
Federal Farm Credit Note, 3.40%, due 03/03/2014	1,000,000		999,910
Federal Home Loan Mortgage Corp., 2.00%, due 01/29/2014	1,000,000		996,050
Federal Home Loan Mortgage Corp., 2.00%, due 02/26/2014	1,000,000		1,001,130
Federal Home Loan Mortgage Corp., 2.50%, due 02/27/2014	1,000,000		998,440
Government National Mortgage Association, 5.00%, due 10/20/2036	741,050		770,344
U.S. Treasury Bill, 0.18%, due 06/04/2009 **	300,000		299,898

Total U.S. Government Obligations	(Cost $10,548,881)		10,567,567

Total Investments—99.9%	(Cost $39,075,085	)(b)	36,502,564

Other Assets less Liabilities—0.1%			34,553

Total Net Assets—100.0%			36,537,117

Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	770	3,665
The Flex-funds Defensive Balanced Fund	402	3,031
The Flex-funds Dynamic Growth Fund	229	1,145
The Flex-funds Muirfield Fund	660	2,594
The Flex-funds Quantex Fund	330	3,171
The Flex-funds Total Return Utilities Fund	83	1,238

Total Trustee Deferred Compensation	(Cost $21,992)	14,844

Futures Contracts
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2009, notional value $1,987,000	10	(72,325)

Total Futures Contracts		(72,325)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements”—Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1—Quoted Prices	$25,934,997	$(72,325)
Level 2—Other Significant Observable Inputs	10,567,567	—
Level 3—Significant Unobservable Inputs	—	—
Total	$36,502,564	$(72,325)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $1,645,875. Cost for federal income tax purposes of $40,720,960 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$168,923
Unrealized depreciation.	(2,741,444)

Net unrealized appreciation (depreciation).	$(2,572,521)

*	Investment in affiliate.
**	Pledged as collateral on futures contracts.
***	Assets of affiliates to The Defensive Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2009 (unaudited)

The Strategic Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies—90.4%
AIM Mid Cap Core Equity Fund	64,795		1,000,435
Allianz NFJ International Value Fund	217,530		2,640,811
American Century Equity Income Fund	60,785		329,457
BB&T Equity Income Fund	71,619		659,615
Columbia Dividend Income Fund	70,670		636,736
Consumer Staples Select Sector SPDR Fund	19,325		407,758
DWS Large Cap Value Fund	21,326		257,409
Fairholme Fund	24,447		467,432
First American Real Estate Securities Fund	150,245		1,201,961
Hartford Capital Appreciation Fund	10,201		204,321
Health Care Select Sector SPDR Fund	27,525		666,380
Heartland Value Plus Fund	80,913		1,338,649
ING Real Estate Fund	167,387		1,047,843
Ivy Asset Strategy Fund	38,433		718,315
Ivy Large Cap Growth Fund	41,158		358,487
Janus Adviser Forty Fund	9,926		216,080
Janus Adviser Mid Cap Value Fund	73,139		880,595
Lazard Emerging Markets Portfolio	121,582		1,313,090
Materials Select Sector SPDR Trust	46,325		1,028,878
Nuveen Tradewinds Value Opportunities Fund	54,540		1,080,446
PowerShares QQQ	16,775		508,618
T. Rowe Price Small Cap Value Fund	54,361		1,080,162
Van Eck Global Hard Assets Fund #	65,244		1,798,778

Total Registered Investment Companies	(Cost $28,167,512)		19,842,256

Money Market Registered Investment Companies—8.1%
The Flex-funds Money Market Fund—Institutional Class *	1,789,986		1,789,986

Total Money Market Registered Investment Companies	(Cost $ 1,789,986)		1,789,986

U.S. Government Obligations—1.4%
U.S. Treasury Bill, 0.18%, due 06/04/2009 **	300,000		299,898

Total U.S. Government Obligations	(Cost $ 299,904)		299,898

Total Investments—99.9%	(Cost $30,257,402	)(b)	21,932,140

Other Assets less Liabilities—0.1%			18,639

Total Net Assets—100.0%			21,950,779

Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	647		3,080
The Flex-funds Defensive Balanced Fund	341		2,571
The Flex-funds Dynamic Growth Fund	193		965
The Flex-funds Muirfield Fund	559		2,197
The Flex-funds Quantex Fund	276		2,652
The Flex-funds Total Return Utilities Fund	70		1,044

Total Trustee Deferred Compensation	(Cost $ 18,896)		12,509

Futures Contracts
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors Mid Cap 400 expiring June 2009, notional value $1,951,600	8	155,740

Total Futures Contracts		155,740

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements”—Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1—Quoted Prices	$21,632,242	$155,740
Level 2—Other Significant Observable Inputs	299,898	—
Level 3—Significant Unobservable Inputs	—	—
Total	$21,932,140	$155,740

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $604,466. Cost for federal income tax purposes of $30,861,868 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$16,079
Unrealized depreciation.	(8,341,341)

Net unrealized appreciation (depreciation).	$(8,325,262)

#	Represents non-income producing securities.
*	Investment in affiliate.
**	Pledged as collateral on futures contracts.
***	Assets of affiliates to The Strategic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2009 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Common Stocks—95.0%
Business Services—7.2%
Convergys Corp. #		9,040	73,043
IMS Health, Inc.		3,825	47,698
Interpublic Group of Companies, Inc./The #		13,455	55,435
Monster Worldwide, Inc. #		4,790	39,038
R.R. Donnelly & Sons Co.		4,960	36,357
Ryder System, Inc.		1,490	42,182
Teradata Corp. #		3,930	63,744
Total System Services, Inc.		4,810	66,426

	(Cost $	812,027)	423,923

Consumer Goods—8.6%
Bemis Co., Inc.		2,440	51,167
Dean Foods Company #		3,220	58,217
Eastman Kodak Company		10,240	38,912
Harman International Industries, Inc.		3,460	46,814
International Flavors & Fragrances, Inc.		1,945	59,245
Jones Apparel Group, Inc.		9,890	41,736
Newell Rubbermaid, Inc. #		6,890	43,958
Polo Ralph Lauren Corp.		1,270	53,657
Sealed Air Corp.		3,875	53,475
Tyson Foods, Inc.		6,615	62,115

	(Cost $	985,167)	509,296

Consumer Services—18.0%
Abercrombie and Fitch Co.		2,920	69,496
AutoNation, Inc. #		5,865	81,406
Big Lots, Inc. #		3,995	83,016
Centex Corp.		5,450	40,875
D.R. Horton, Inc.		8,230	79,831
Expedia, Inc. #		8,180	74,275
KB HOME		4,250	56,015
Lennar Corp.		6,140	46,112
Limited Brands, Inc.		6,710	58,377
Nordstrom, Inc.		5,060	84,755
Office Depot, Inc. #		19,460	25,493
Pulte Homes, Inc.		5,300	57,929
RadioShack Corp.		4,855	41,608
Sears Holdings Corp. #		1,730	79,078
Whole Foods Market, Inc.		7,140	119,952
Wyndham Worldwide Corp.		8,850	37,170
Wynn Resorts, Ltd. #		1,590	31,752

	(Cost $	1,615,476)	1,067,140

Schedule of Investments

March 31, 2009 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Energy—4.9%
Cabot Oil & Gas Corp.		2,590	61,046
Massey Energy Company		4,880	49,386
Pioneer Natural Resources Company.		4,160	68,515
Rowan Companies, Inc.		3,640	43,571
Tesoro Corp.		5,110	68,832

	(Cost $	395,153)	291,350

Financial Services—11.8%
American Capital, Ltd.		20,800	38,896
Apartment Investment & Management Company @		5,885	32,250
Banco Santander SA—ADR		6,238	43,042
CB Richard Ellis Group, Inc. #		13,420	54,083
CIT Group, Inc.		12,770	36,395
Developers Diversified Realty Corp. @		11,880	25,304
E*TRADE Financial Corp. #		50,430	62,533
Federated Investors, Inc.		3,410	75,907
First Horizon National Corp.		5,632	60,491
Genworth Financial, Inc.		23,820	45,258
Huntington Bancshares, Inc.		8,800	14,608
Janus Capital Group, Inc.		7,220	48,013
MBIA, Inc. #		14,250	65,265
Wachovia Corp. Pref. Dividend Equalization #		1,700	0
XL Capital, Ltd.		18,220	99,481

	(Cost $	1,629,535)	701,526

Hardware—15.3%
Advanced Micro Devices, Inc. #		26,850	81,893
Ciena Corp. #		8,649	67,289
Jabil Circuit, Inc.		8,590	47,760
JDS Uniphase Corp. #		15,882	51,616
Lexmark International, Inc. #		2,150	36,271
LSI Corp. #		17,620	53,565
Micron Technology, Inc. #		25,530	103,652
Molex, Inc.		3,955	54,342
National Semiconductor Corp.		6,690	68,706
Novellus Systems, Inc. #		4,700	78,161
QLogic Corp. #		4,315	47,983
SanDisk Corp. #		7,020	88,803
Tellabs, Inc. #		14,075	64,463
Teradyne, Inc. #		13,740	60,181

	(Cost $	1,541,325)	904,685

Schedule of Investments

March 31, 2009 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Healthcare—5.7%
Coventry Health Care, Inc. #		4,530	58,618
King Pharmaceuticals, Inc. #		5,455	38,567
Patterson Companies, Inc. #		3,085	58,183
PerkinElmer, Inc.		4,150	52,995
Tenet Healthcare Corp. #		50,425	58,493
Watson Pharmaceuticals, lnc. #		2,180	67,820

	(Cost $	573,358)	334,676

Industrial Materials—10.8%
AK Steel Holding Corp.		7,230	51,478
Allegheny Technologies, Inc.		2,640	57,895
Black & Decker Corp./The		1,380	43,553
CF Industries Holdings, Inc.		1,370	97,448
Eastman Chemical Company		1,835	49,178
Goodyear Tire & Rubber Company/The #		11,290	70,675
Leggett & Platt, Inc.		3,815	49,557
Manitowoc Company, Inc./The		7,780	25,441
MeadWestvaco Corp.		6,020	72,180
Snap-on, Inc.		1,470	36,897
Stanley Works/The		1,695	49,358
Titanium Metals Corp.		6,580	35,992

	(Cost $	1,004,398)	639,652

Media—3.7%
Gannett Co., Inc.		8,420	18,524
Meredith Corp.		3,385	56,326
New York Times Co./The		7,910	35,753
Scripps Networks Interactive		2,435	54,812
Washington Post Company/The		145	51,780

	(Cost $	553,206)	217,195

Software—3.5%
Akamai Technologies, Inc. #		4,460	86,524
Compuware Corp. #		8,590	56,608
Novell, Inc. #		14,905	63,495

	(Cost $	254,357)	206,627

Telephone & Telecommunications—1.8%
CenturyTel, Inc.		2,120	59,615
Frontier Communications Corp.		6,635	47,639

	(Cost $	175,354)	107,254

Schedule of Investments

March 31, 2009 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Utilities—3.7%
CMS Energy Corp.	5,735		67,902
Dynegy, Inc. #	29,000		40,890
Nicor, Inc.	1,665		55,328
TECO Energy, Inc.	4,690		52,294

	(Cost $ 364,778)		216,414

Total Common Stocks	(Cost $ 9,904,134)		5,619,738

Money Market Registered Investment Companies—3.3%
The Flex-funds Money Market Fund—Institutional Class *	195,922		195,922

Total Money Market Registered Investment Companies	(Cost $ 195,922)		195,922

U.S. Government Obligations—1.6%
U.S. Treasury Bill, 0.18%, due 06/04/2009 **	100,000		99,966

Total U.S. Government Obligations	(Cost $ 99,968)		99,966

Total Investments—99.9%	(Cost $10,200,024	)(b)	5,915,626

Other Assets less Liabilities—0.1%			5,143

Total Net Assets—100.0%			5,920,769

Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	395		1,880
The Flex-funds Defensive Balanced Fund	204		1,538
The Flex-funds Dynamic Growth Fund	468		2,340
The Flex-funds Muirfield Fund	1,828		7,184
The Flex-funds Quantex Fund	971		9,331
The Flex-funds Total Return Utilities Fund	99		1,476

Total Trustee Deferred Compensation	(Cost $ 33,562)		23,749

Futures Contracts
	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors Mid Cap 400 expiring June 2009, notional value $243,950	1		19,468

Total Futures Contracts			19,468

Schedule of Investments

March 31, 2009 (unaudited)

The Quantex Fund

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements”—Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1—Quoted Prices	$5,815,660	$19,468
Level 2—Other Significant Observable Inputs	99,966	—
Level 3—Significant Unobservable Inputs	—	—
Total	$5,915,626	$19,468

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $5,785. Cost for federal income tax purposes of $10,205,809 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$227,459
Unrealized depreciation.	(4,511,857)

Net unrealized appreciation (depreciation).	$(4,284,398)

ADR American Depositary Receipt

#	Represents non-income producing securities.
@	Real estate investment trust.
*	Investment in affiliate.
**	Pledged as collateral on Futures Contracts.
***	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2009 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Common Stocks—98.8%
Electric Utility 28.4%
AES Corp. #	58,480	339,769
CMS Energy Corp.	31,170	369,053
Covanta Holding Corp. #	21,535	281,893
Itron, Inc. #	5,040	238,644
MDU Resources Group, Inc.	37,982	613,029
Northeast Utilities	47,340	1,022,071
NV Energy, Inc.	58,355	547,953
Pepco Holdings, Inc.	14,660	182,957
Quanta Services, Inc. #	21,075	452,059

	(Cost $ 5,943,769)	4,047,428

Independent Power Producer 0.3%
Dynegy, Inc. #	33,485	47,214

	(Cost $ 163,747)	47,214

Natural Gas Distribution 7.8%
NiSource, Inc.	52,330	512,834
ONEOK, Inc.	8,625	195,184
Southern Union Co.	27,000	410,940

	(Cost $ 2,051,031)	1,118,958

Oil Exploration & Production 3.9%
EQT Corp.	9,465	296,538
Ultra Petroleum Corp. #	6,620	237,592

	(Cost $ 627,547)	534,130

Pipelines 16.9%
El Paso Corp.	43,495	271,844
Enterprise Products Partners, L.P.	24,666	548,818
Kinder Morgan Energy Partners, L.P.	16,598	775,459
Questar Corp.	12,505	368,022
Spectra Energy Corp.	31,550	446,117

	(Cost $ 3,136,438)	2,410,260

Telephone & Telecommunications 38.2%
Akamai Technologies, Inc. #	26,555	515,167
AT&T, Inc.	28,960	729,792
BCE, Inc.	16,885	336,011
China Mobile Limited—ADR	6,605	287,449
Fairpoint Communications Inc	592	462
General Cable Corp. #	18,215	361,021
NII Holdings, Inc. #	29,215	438,225
Philippine Long Distance Telephone Company—ADR	7,160	315,971
PT Telekomunikasi Indonesia—ADR	14,410	370,337
Telefonica S.A.—ADR	9,245	551,187
Telephone and Data Systems, Inc.	5,770	152,963
Telus Corp.	11,530	303,931
Verizon Communications, Inc.	26,830	810,266
Vivo Participacoes SA—ADR	21,095	275,290

	(Cost $ 7,647,597)	5,448,072

Water Utility—3.3%
American Water Works Co., Inc.	24,260	466,762

	(Cost $ 522,938)	466,762

Total Common Stocks	(Cost $20,093,067)	14,072,824

Schedule of Investments

March 31, 2009 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)

Money Market Registered Investment Companies—1.2%
The Flex-funds Money Market Fund—Institutional Class *	162,130		162,130

Total Money Market Registered Investment Companies	(Cost $ 162,130)		162,130

Total Investments—100.0%	(Cost $20,255,197	)(b)	14,234,954

Other Assets less Liabilities—0.0%			4,389

Total Net Assets—100.0%			14,239,343

Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund	463		2,204
The Flex-funds Defensive Balanced Fund	240		1,810
The Flex-funds Dynamic Growth Fund	376		1,880
The Flex-funds Muirfield Fund	1,400		5,502
The Flex-funds Quantex Fund	790		7,592
The Flex-funds Total Return Utilities Fund	86		1,282
Total Trustee Deferred Compensation	(Cost $ 28,937)		20,270

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements”—Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1—Quoted Prices	$14,234,954	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—
Total	$14,234,954	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $236,123. Cost for federal income tax purposes of $20,491,320 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$394,852
Unrealized depreciation.	(6,415,095)

Net unrealized appreciation (depreciation).	$(6,020,243)

ADR American Depositary Receipt

#	Represents non-income producing securities.
*	Investment in affiliate.
**	Assets of affiliates to The Total Return Utilities Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.
***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2009 (unaudited)

The U.S. Government Bond Fund

Security Description	Principal Amount ($) or Shares		Value ($)(a)
U.S. Government Obligations—88.9%
Fannie Mae, 3.00%, due 01/14/2011	1,000,000		1,000,900
Fannie Mae, 2.05%, due 12/30/2011	1,000,000		1,002,300
Fannie Mae, 4.00%, due 04/29/2013	1,000,000		1,001,020
Fannie Mae, 4.00%, due 02/20/2024 #	1,000,000		979,940
Fannie Mae, 6.15%, due 11/20/2026	1,000,000		998,850
Federal Home Loan Bank, 3.125%, due 10/21/2011	1,000,000		1,007,800
Federal Home Loan Bank, 3.00%, due 04/07/2014	1,000,000		997,590
Federal Home Loan Mortgage Corporation, 4.05%, due 05/01/2013	1,000,000		1,003,040
Federal Home Loan Mortgage Corporation, 4.50%, due 06/12/2013	1,000,000		1,006,650
Federal Home Loan Mortgage Corporation, 5.30%, due 05/12/2020	1,000,000		1,025,800
Government National Mortgage Association, 6.00%, due 02/15/2038	987,933		1,032,390
Government National Mortgage Association, 5.00%, due 04/15/2038	1,035,171		1,073,343
Government National Mortgage Association, 5.50%, due 07/20/2038	955,535		998,385
Government National Mortgage Association, 6.50%, due 07/20/2038	25,311		26,723

Total U.S. Government Obligations	(Cost $12,978,674)		13,154,731

Corporate Bonds—6.6%
Cargill, Inc., 6.00%, due 11/27/2017 *	500,000		471,465
Paccar Financial Corp., 4.85%, due 01/12/2011 #	500,000		496,250

Total Corporate Bonds	(Cost $ 960,614)		967,715

Money Market Registered Investment Companies—10.6%
The Flex-funds Money Market Fund—Institutional Class **	1,573,401		1,573,401

Total Money Market Registered Investment Companies	(Cost $ 1,573,401)		1,573,401

Total Investments—106.1%	(Cost $15,512,689	)(b)	15,695,847

Liabilities less Other Assets—(6.1%)			(898,763)

Total Net Assets—100.0%			14,797,084

Trustee Deferred Compensation***
The Flex-funds Aggressive Growth Fund	357		1,699
The Flex-funds Defensive Balanced Fund	183		1,380
The Flex-funds Dynamic Growth Fund	287		1,435
The Flex-funds Muirfield Fund	1,055		4,146
The Flex-funds Quantex Fund	602		5,785
The Flex-funds Total Return Utilities Fund	66		984

Total Trustee Deferred Compensation	(Cost $ 22,031)		15,429

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements”—Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1—Quoted Prices	$1,573,401	$—
Level 2—Other Significant Observable Inputs	14,122,446	—
Level 3—Significant Unobservable Inputs	—	—
Total	$15,695,847	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $3,378. Cost for federal income tax purposes of $15,516,067 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$216,577
Unrealized depreciation.	(33,419)

Net unrealized appreciation (depreciation).	$183,158

#	Variable rate security. The rate shown represents the rate in effect at March 31, 2009.
*	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended, and is restricted as to resale to institutional investors. As of March 31, 2009, securities restricted as to resale to institutional investors represented 3.0% of Total Investments.
**	Investment in affiliate.
***	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2009 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares		Value ($)(a)
Bank Obligations—0.1%
Huntington National Bank Conservative Deposit Account	1.50%				250,000	250,000

Total Bank Obligations				(Cost $	250,000)	250,000

Certificates of Deposit—0.9%
1st Bank	2.00%		03/18/10		94,000	94,000
Access National Bank	2.00%		03/25/10		94,500	94,500
Avenue Bank	2.00%		03/25/10		94,500	94,500
Bank of the Sierra	2.00%		03/25/10		94,500	94,500
Business First Bank	2.00%		03/18/10		94,000	94,000
Centrix Bank & Trust	2.00%		03/25/10		94,500	94,500
Chevy Chase Bank FSB	2.00%		03/18/10		94,000	94,000
CNLBank	2.00%		03/18/10		94,000	94,000
Colony Bank	2.00%		03/25/10		94,500	94,500
Cornerstone National Bank & Trust Co.	2.00%		03/18/10		94,000	94,000
EagleBank	2.00%		03/18/10		94,000	94,000
F&M Bank & Trust Co./The	2.00%		03/25/10		88,264	88,264
Fifth Third Bank	2.10%		12/13/09		250,000	250,000
First Chicago Bank & Trust	2.00%		03/25/10		61,236	61,236
Frost National Bank/The	2.00%		03/25/10		94,500	94,500
Johnson Bank	2.00%		03/25/10		94,500	94,500
Lakeside Bank	2.00%		03/18/10		94,000	94,000
Morton Community Bank	2.00%		03/18/10		42,412	42,412
Pacific Capital Bank, NA	2.00%		03/25/10		94,500	94,500
PrivateBank & Trust Co./The	2.00%		03/18/10		94,000	94,000
State Bank of Countryside	2.00%		03/18/10		94,000	94,000
Sun West Bank	2.00%		03/18/10		17,588	17,588
Virginia Commerce Bank	2.00%		03/25/10		94,500	94,500
West Bank	2.00%		03/18/10		94,000	94,000

Total Certificates of Deposit				(Cost $	2,250,000)	2,250,000

Commercial Paper—4.4%
General Electric Capital Corp.	1.07%		11/06/09		5,000,000	4,968,062
HSBC Finance	1.17%		07/27/09		1,000,000	996,262
Toyota Motor Credit	1.95%		10/20/09		5,000,000	4,946,695

Total Commercial Paper				(Cost $	10,911,019)	10,911,019

Corporate Obligations—11.9%
Bath Technologies **	1.60%	*	04/02/09		995,000	995,000
Cascade Plaza Project **	2.32%	*	04/02/09		6,999,000	6,999,000
Credit Suisse	0.33%	*	04/01/09		2,500,000	2,495,166
GE Capital Corp	1.19%	*	04/26/09		500,000	496,649
GE Capital Corp	1.44%	*	06/15/09		1,000,000	982,048
GE Capital Corp	1.37%	*	06/22/09		3,655,000	3,644,449
Goldman Sachs	6.65%		05/15/09		900,000	903,505
Martin Wheel Co, Inc. **	3.24%	*	04/02/09		1,920,000	1,920,000
Seariver Maritime	2.25%	*	04/01/09		1,800,000	1,800,000
Springside Corp Exchange Partners LLC **	2.32%	*	04/02/09		2,000,000	2,000,000
Toyota Motor Credit	0.66%	*	04/01/09		550,000	548,071
Toyota Motor Credit	2.51%	*	04/14/09		5,000,000	5,001,136
White Castle Project **	2.42%	*	04/02/09		2,000,000	2,000,000

Total Corporate Obligations				(Cost $	29,785,024)	29,785,024

U.S. Government Agency Obligations—35.2%
Federal Home Loan Bank	0.81%	*	04/01/09		5,000,000		5,000,000
Federal Home Loan Bank	0.88%	*	04/01/09		5,000,000		5,000,000
Federal Home Loan Bank	0.83%	*	04/01/09		5,000,000		5,000,000
Federal Home Loan Bank	3.15%		04/20/09		5,000,000		5,000,000
Federal Home Loan Bank	1.29%	*	06/10/09		5,000,000		5,000,000
Federal Home Loan Bank	3.11%		11/03/09		5,000,000		5,000,000
Federal Home Loan Bank	1.05%		02/05/10		5,000,000		5,000,000
Federal Home Loan Bank Discount	3.15%		04/13/09		5,000,000		4,994,834
Federal Home Loan Bank Discount	1.02%		02/02/10		5,000,000		4,957,361
Federal Home Loan Mortgage Corp.	2.45%		04/09/09		5,000,000		5,000,000
Federal Home Loan Mortgage Corp.	1.10%		02/26/10		5,000,000		5,000,000
Federal Home Loan Mortgage Corp.	1.25%		03/09/10		10,000,000		10,000,000
Federal Home Loan Mortgage Corp.	1.25%		03/12/10		5,000,000		5,000,000
Federal Home Loan Mortgage Corp.	1.38%		03/16/10		1,000,000		1,000,000
Federal Home Loan Mortgage Corp.	1.30%		04/01/10		1,000,000		1,000,000
Federal National Mortgage Association Discount	1.22%		06/24/09		2,000,000		1,994,400
Federal National Mortgage Association Discount	3.02%		07/13/09		5,000,000		4,957,798
Federal National Mortgage Association Discount	1.69%		11/02/09		2,000,000		1,980,292
Federal National Mortgage Association Discount	1.74%		11/20/09		2,000,000		1,977,994
Federal National Mortgage Association Discount	0.97%		02/03/10		5,000,000		4,959,361

Total U.S. Government Agency Obligations				(Cost $	87,822,040)		87,822,040

Money Market Registered Investment Companies—47.4%
Federated Prime Obligations Fund, 0.90% #					67,402,797		67,402,797
Fidelity Institutional Prime Money Market Portfolio, 0.87% #					51,192,164		51,192,164

Total Money Market Registered Investment Companies				(Cost $	118,594,961)		118,594,961

Total Investments—99.9%				(Cost $	249,613,044	) (b)	249,613,044

Other Assets less Liabilities—0.1%							144,744

Total Net Assets—100.0%							249,757,788

Trustee Deferred Compensation ***
The Flex-funds Aggressive Growth Fund					357		1,699
The Flex-funds Defensive Balanced Fund					183		1,380
The Flex-funds Dynamic Growth Fund					408		2,040
The Flex-funds Muirfield Fund					1,534		6,029
The Flex-funds Quantex Fund					868		8,341
The Flex-funds Total Return Utilities Fund					105		1,566

Total Trustee Deferred Compensation				(Cost $	32,725)		21,055

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements”—Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1—Quoted Prices	$118,594,961	$—
Level 2—Other Significant Observable Inputs	131,018,083	—
Level 3—Significant Unobservable Inputs	—	—
Total	$249,613,044	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for federal income tax and financial reporting purposes are the same.

#	7-day yield as of March 31, 2009.
*	Variable rate security. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2009. The maturity date shown reflects next rate change date.
**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of March 31, 2009, securities restricted as to resale to institutional investors represented 5.6% of Total Investments.
***	Assets of affiliates to The Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Item 2. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 20, 2009

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 20, 2009